Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Goodwill

Goodwill
NIS thousands

Balance as at December 31, 2022	284,181
Impairment loss	(63,101)
Balance as at December 31, 2023	221,080
Acquisitions during 2024	8,062
Disposal of subsidiaries	(4,548)
Balance as at December 31, 2024	224,594